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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-21806

Evergreen Asset Allocation Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 210-3200

Date of fiscal year end:  Registrant is making a quarterly filing for one of its series, Asset Allocation Trust, for the quarter ended March 31, 2007. This one series has a December 31 fiscal year end.

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

EVERGREEN ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.7%
ASSET ALLOCATION 8.1%
GMO Alpha Only Fund, Class IV	82,431,651	$861,410,752

INTERNATIONAL EQUITY 27.3%
GMO Emerging Markets Fund, Class VI	22,933,282	491,001,571
GMO Emerging Markets Quality Fund, Class VI	34,631,662	409,692,556
GMO International Core Equity Fund, Class VI	6,110,573	247,539,318
GMO International Growth Equity Fund, Class IV	27,400,299	881,193,607
GMO International Intrinsic Value Fund, Class IV	24,207,660	874,380,685

		2,903,807,737

INTERNATIONAL FIXED INCOME 1.3%
GMO Emerging Country Debt Fund, Class IV	4,903,255	53,298,383
GMO International Bond Fund, Class III	8,382,734	81,480,174

		134,778,557

U.S. EQUITY 25.2%
GMO U.S. Core Equity Fund, Class VI	116,329,714	1,728,659,546
GMO U.S. Quality Equity Fund, Class VI	43,098,180	944,712,097

		2,673,371,643

U.S. FIXED INCOME 37.8%
GMO Core Plus Bond Fund, Class IV	57,611,168	602,036,703
GMO Domestic Bond Fund, Class VI	31,273,801	307,108,725
GMO Inflation Indexed Plus Bond Fund, Class VI	24,157,768	612,882,575
GMO Short-Duration Investment Fund, Class III	992	8,910
GMO Strategic Fixed Income Fund, Class VI	99,207,391	2,501,018,328

		4,023,055,241

Total Mutual Fund Shares (cost $9,646,097,552)		10,596,423,930

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.3%
TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 4.25%, 04/02/2007 (cost $35,867,374)	$35,867,374	35,867,374

Total Investments (cost $9,681,964,926) 100.0%		10,632,291,304
Other Assets and Liabilities 0.0%		(10,538)

Net Assets 100.0%		$10,632,280,766

On March 31, 2007, the aggregate cost of investments for federal income tax purposes was $9,682,832,751. The gross unrealized appreciation and depreciation on investments based on tax cost was $961,074,318 and $11,615,765, respectively, with a net unrealized appreciation of $949,458,553.

1

Item 2 - Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Asset Allocation Trust

By:  _______________________________
         Dennis H. Ferro,
         Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  _______________________________
         Dennis H. Ferro,
         Principal Executive Officer

Date:  May 29, 2007

By:  _______________________________
         Jeremy DePalma
         Principal Financial Officer

Date: May 29, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Jeremy DePalma, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Asset Allocation Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007

____________________________________ Jeremy DePalma Principal Financial Officer Evergreen Asset Allocation Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Asset Allocation Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007

__________________________________________ Dennis H. Ferro Principal Executive Officer Evergreen Asset Allocation Trust